UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2004

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Elias Asset Management
Address: 500 Essjay Rd. Suite 220
         Williamsville, NY  14221

Form 13F File Number: 28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kathy Strohmeyer
Title: Operations Manager
Phone: 716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer        WILLIAMSVILLE, NY         10/29/04
----------------        -----------------         --------
  [Signature]             [City, State]            [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number    Name

      28-04969                                          - [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      69

Form 13F Information Table Value Total:      $246745
                                             (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

         No.      Form 13F File Number               Name

                  28-04969

         [Repeat as necessary.]

                             ELIAS ASSET MANAGEMENT
                                    FORM 13F
                               SEPTEMBER 30, 2004

                                                                                                                VOTING AUTHORITY
                                                                                                           -------------------------
                                TITLE OF              VALUE      SHARES/     SH/  PUT/  INVSTMT    OTHER
       NAME OF ISSUER             CLASS     CUSIP    (X$1000)    PRN AMT     PRN  CALL  DSCRETN   MANAGERS     SOLE     SHARED  NONE
------------------------------  --------  ---------  --------  -----------   ---  ----  -------  --------- -----------  ------  ----
Alcoa Inc.                         COM    013817101    6149         183072    SH        Sole                    183072
American Express Co.               COM    025816109    6307         122552    SH        Sole                    122552
American International Group       COM    026874107    5858          86155    SH        Sole                     86155
Amgen Inc.                         COM    031162100    5372          94555    SH        Sole                     94555
Analog Devices Inc.                COM    032654105    4465         115125    SH        Sole                    115125
Apple Computer                     COM    037833100     294           7600    SH        Sole                      7600
Bed Bath & Beyond Inc.             COM    075896100    5544         149382    SH        Sole                    149382
C.R. Bard Inc.                     COM    067383109    4639          81925    SH        Sole                     81925
Ciena Corp.                        COM    171779101      20          10000    SH        Sole                     10000
Cisco Systems Inc.                 COM    17275R102    4719         260739    SH        Sole                    260739
Citigroup Inc.                     COM    172967101    5955         134969    SH        Sole                    134969
DuPont E.I.                        COM    263534109    6244         145891    SH        Sole                    145891
EMC Corp. Mass                     COM    268648102    4806         416507    SH        Sole                    416507
Emerson Electric Co.               COM    291011104    6867         110960    SH        Sole                    110960
Exxon Mobil Corp.                  COM    30231G102    7145         147834    SH        Sole                    147834
General Electric Co.               COM    369604103    7225         215168    SH        Sole                    215168
Home Depot Inc.                    COM    437076102    7098         181067    SH        Sole                    181067
Honeywell International, Inc.      COM    438516106    5261         146720    SH        Sole                    146720
Intel Corp.                        COM    458140100    4971         247784    SH        Sole                    247784
Interpublic Group of Cos., Inc     COM    460690100    2844         268594    SH        Sole                    268594
JDS Uniphase Corp.                 COM    46612J101      34          10100    SH        Sole                     10100
Merck and Co.                      COM    589331107    4288         129949    SH        Sole                    129949
Merrill Lynch & Co.                COM    590188108    5069         101947    SH        Sole                    101947
Microsoft Inc.                     COM    594918104    6803         246040    SH        Sole                    246040
Morgan Stanley                     COM    617446448    4652          94354    SH        Sole                     94354
Nike Inc.                          COM    654106103    6365          80775    SH        Sole                     80775
Northern Trust Corp.               COM    665859104    5306         130055    SH        Sole                    130055
Oracle Systems Corp.               COM    68389X105    4986         441985    SH        Sole                    441985
Paychex Inc.                       COM    704326107    5380         178457    SH        Sole                    178457
Pepsico Inc.                       COM    713448108    6130         126011    SH        Sole                    126011

                             ELIAS ASSET MANAGEMENT
                                    FORM 13F
                               SEPTEMBER 30, 2004

                                                                                                                VOTING AUTHORITY
                                                                                                           -------------------------
                                TITLE OF              VALUE      SHARES/     SH/  PUT/  INVSTMT    OTHER
       NAME OF ISSUER             CLASS     CUSIP    (X$1000)    PRN AMT     PRN  CALL  DSCRETN   MANAGERS     SOLE     SHARED  NONE
------------------------------  --------  ---------  --------  -----------   ---  ----  -------  --------- -----------  ------  ----
Procter & Gamble                   COM    742718109     349           6440    SH        Sole                      6440
Royal Dutch Petro-NY Shares        COM    780257804     245           4750    SH        Sole                      4750
Stryker Corp.                      COM    863667101    4902         101945    SH        Sole                    101945
Sysco Corp.                        COM    871829107    5307         177385    SH        Sole                    177385
Texas Instruments Inc.             COM    882508104    5167         242812    SH        Sole                    242812
Transocean Inc.                    COM    G90078109    7345         205269    SH        Sole                    205269
Walgreen Co.                       COM    931422109    5379         150130    SH        Sole                    150130
Walt Disney Co.                    COM    254687106    5856         259676    SH        Sole                    259676
IShares Russell 1000 Value                464287598   11475         189485    SH        Sole                    189485
IShares S&P SmallCap 600                  464287804   11436          79285    SH        Sole                     79285
Ishares MSCI EAFE Index Fund              464287465   10133          71640    SH        Sole                     71640
S & P Mid-Cap 400 Dep Rcpts               595635103   11145         102860    SH        Sole                    102860
Brandywine Fund                           10532D107     219      9051.7000    SH        Sole                 9051.7000
Eaton Vance Tax Managed Growth            277919205     295       594.5260    SH        Sole                  594.5260
Hallmark First Mutual Fund                40625Q400    1283    141562.0205    SH        Sole               141562.0205

Citigroup Cap IX Pfd 6.00%                173066200     249          10050    SH        Sole                     10050
General Electric Capital Corp             369622519     249           9800    SH        Sole                      9800
Allegheny Energy Inc.                     017361106     319          20000    SH        Sole                     20000
Amgen Inc.                                031162100    2733          48100    SH        Sole                     48100
BP PLC-Spons ADR                          055622104     457           7940    SH        Sole                      7940
Bank of New York                          064057102     312          10700    SH        Sole                     10700
Bristol-Myers Squibb Co.                  110122108     294          12430    SH        Sole                     12430
ChevronTexaco Corp.                       166764100     763          14224    SH        Sole                     14224
Colgate - Palmolive                       194162103     253           5600    SH        Sole                      5600
Community Bank Systems                    203607106    2287          91000    SH        Sole                     91000
Computer Task Group                       205477102     529         169950    SH        Sole                    169950
Exxon Mobil Corp.                         30231G102    1812          37500    SH        Sole                     37500
Fortune Brands                            349631101     204           2750    SH        Sole                      2750
General Electric Co.                      369604103    2065          61501    SH        Sole                     61501

                             ELIAS ASSET MANAGEMENT
                                    FORM 13F
                               SEPTEMBER 30, 2004

                                                                                                                VOTING AUTHORITY
                                                                                                           -------------------------
                                TITLE OF              VALUE      SHARES/     SH/  PUT/  INVSTMT    OTHER
       NAME OF ISSUER             CLASS     CUSIP    (X$1000)    PRN AMT     PRN  CALL  DSCRETN   MANAGERS     SOLE     SHARED  NONE
------------------------------  --------  ---------  --------  -----------   ---  ----  -------  --------- -----------  ------  ----
Gillette Co.                              375766102     301           7200    SH        Sole                      7200
Home Depot Inc.                           437076102     262           6671    SH        Sole                      6671
International Business Machine            459200101     215           2511    SH        Sole                      2511
Jefferson Pilot Corp.                     475070108     226           4555    SH        Sole                      4555
Johnson & Johnson                         478160104     361           6400    SH        Sole                      6400
Microsoft Inc.                            594918104     276          10000    SH        Sole                     10000
Partners Trust Financial Group            70213F102     375          36172    SH        Sole                     36172
Trustco Bank Corp.                        898349105     429          33440    SH        Sole                     33440
Union Pacific                             907818108     232           3960    SH        Sole                      3960
Wyeth                                     983024100     211           5640    SH        Sole                      5640

REPORT SUMMARY                      69 DATA RECORDS  246745                OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.